Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets
Capital stock and additional paid-in capital, issued shares	2,314,743,264	2,314,743,264
Treasury stock, shares	14,093,960	18,793,989